Quarterly Report
May 31, 2019
MFS®  Global New
Discovery Fund

Portfolio of Investments
5/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.0%
Aerospace – 6.3%
CACI International, Inc., “A” (a)	2,487	$506,154
Cubic Corp.	6,147	346,814
FLIR Systems, Inc.	7,522	363,538
Harris Corp.	2,465	461,423
LISI Group	11,956	352,615
MTU Aero Engines Holding AG	1,441	311,660
Singapore Technologies Engineering Ltd.	102,500	291,749
		$2,633,953
Apparel Manufacturers – 1.5%
Coats Group PLC	292,393	$287,224
Levi Strauss & Co., “A” (a)	17,061	331,325
		$618,549
Automotive – 5.4%
Copart, Inc. (a)	5,550	$396,714
Hella KGaA Hueck & Co.	4,606	213,234
KAR Auction Services, Inc.	5,959	335,015
Koito Manufacturing Co. Ltd.	6,800	313,496
LKQ Corp. (a)	11,524	295,591
Stanley Electric Co. Ltd.	9,900	225,105
USS Co. Ltd.	13,300	251,453
Visteon Corp. (a)	4,636	206,348
		$2,236,956
Brokerage & Asset Managers – 2.1%
Brewin Dolphin Holdings PLC	36,208	$138,793
Invesco Ltd.	8,112	158,508
NASDAQ, Inc.	4,669	423,198
Rathbone Brothers PLC	4,834	131,089
		$851,588
Business Services – 9.8%
Auto Trader Group PLC	23,573	$178,772
Bunzl PLC	8,911	238,270
Cerved Information Solutions S.p.A.	21,792	191,838
Endava PLC, ADR (a)	11,510	430,934
EVO Payments, Inc., “A” (a)	7,404	217,974
Fiserv, Inc. (a)	4,269	366,536
FleetCor Technologies, Inc. (a)	1,678	433,276
Global Payments, Inc.	4,481	690,253
Plastic Omnium SA	3,697	84,872
Total System Services, Inc.	4,559	563,173
WNS (Holdings) Ltd., ADR (a)	6,467	357,884
Worldpay, Inc. (a)	2,596	315,778
		$4,069,560
Chemicals – 0.7%
FMC Corp.	4,039	$296,664
Computer Software – 5.5%
Cadence Design Systems, Inc. (a)	4,626	$294,075
Everbridge, Inc. (a)	2,424	190,623
OBIC Co. Ltd.	7,100	852,427
Paylocity Holding Corp. (a)	3,092	309,880
RingCentral, Inc. (a)	1,982	237,543

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Zendesk, Inc. (a)	4,890	$411,983
		$2,296,531
Computer Software - Systems – 5.1%
Amadeus IT Group S.A.	5,297	$403,656
Box, Inc. (a)	15,151	280,142
Linx S.A.	38,300	335,276
NICE Systems Ltd., ADR (a)	1,558	217,886
Proofpoint, Inc. (a)	1,878	211,012
Square, Inc., “A” (a)	2,548	157,849
SS&C Technologies Holdings, Inc.	5,819	323,827
Tech Mahindra Ltd.	18,473	201,804
		$2,131,452
Conglomerates – 0.3%
DCC PLC	1,504	$126,659
Construction – 1.5%
Mid-America Apartment Communities, Inc., REIT	1,796	$205,067
Somfy SA	1,414	127,320
Summit Materials, Inc., “A” (a)	19,742	275,993
		$608,380
Consumer Products – 0.3%
Dabur India Ltd.	24,487	$139,820
Consumer Services – 4.0%
51job, Inc., ADR (a)	2,477	$174,257
Asante, Inc.	10,200	198,051
Bright Horizons Family Solutions, Inc. (a)	3,970	544,128
Heian Ceremony Service Co.	23,500	190,620
MakeMyTrip Ltd. (a)	10,474	246,139
On the Beach Group PLC	15,935	92,308
OneSpaWorld Holdings Ltd. (a)	16,383	204,951
		$1,650,454
Containers – 1.6%
Fuji Seal International, Inc.	9,000	$311,701
Gerresheimer AG	2,528	180,181
Mayr-Melnhof Karton AG	1,370	171,109
		$662,991
Electrical Equipment – 4.9%
AMETEK, Inc.	3,711	$303,894
HD Supply Holdings, Inc. (a)	10,250	425,273
IMI PLC	14,336	163,687
Littlefuse, Inc.	1,607	262,278
Sensata Technologies Holding PLC (a)	6,319	269,758
TE Connectivity Ltd.	4,508	379,709
Voltronic Power Technology Corp.	12,000	223,442
		$2,028,041
Electronics – 2.0%
Amano Corp.	6,900	$179,168
Entegris, Inc.	4,394	150,890
Kardex AG	1,250	192,381
nLIGHT, Inc. (a)	5,833	109,019

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Silicon Laboratories, Inc. (a)	2,259	$211,375
		$842,833
Entertainment – 1.7%
CTS Eventim AG	7,056	$316,565
Live Nation, Inc. (a)	2,389	145,299
Manchester United PLC, “A”	13,614	248,592
		$710,456
Food & Beverages – 2.0%
Bakkafrost P/f	6,160	$326,593
Cranswick PLC	5,871	199,217
S Foods, Inc.	9,600	321,318
		$847,128
Forest & Paper Products – 0.6%
Suzano S.A.	31,900	$260,796
Furniture & Appliances – 0.5%
SEB S.A.	1,362	$222,279
Gaming & Lodging – 1.3%
Dalata Hotel Group PLC	44,670	$264,486
Flutter Entertainment PLC	1,977	140,866
Shangri-La Asia Ltd.	112,000	142,620
		$547,972
General Merchandise – 0.7%
Dollarama, Inc.	9,245	$292,001
Insurance – 0.6%
Sony Financial Holdings, Inc.	10,800	$238,210
Internet – 1.3%
Rightmove PLC	71,227	$521,022
Leisure & Toys – 0.4%
Thule Group AB	6,536	$149,097
Machinery & Tools – 3.9%
Aalberts Industries N.V.	6,845	$225,207
Daikin Industries Ltd.	1,800	218,075
IDEX Corp.	1,453	221,888
Nissei ASB Machine Co. Ltd.	8,300	220,664
Ritchie Bros. Auctioneers, Inc.	6,149	205,192
Shima Seiki MFG Ltd.	5,400	148,220
Spirax Sarco Engineering PLC	2,381	251,253
VAT Group AG	1,206	129,895
		$1,620,394
Medical & Health Technology & Services – 2.9%
Charles River Laboratories International, Inc. (a)	2,496	$313,123
ICON PLC (a)	2,925	414,063
Premier, Inc., “A” (a)	6,061	222,742
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	334,786	269,530
		$1,219,458

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 6.0%
Fukuda Denshi Co. Ltd.	5,400	$349,320
Masimo Corp. (a)	2,630	343,846
Nakanishi, Inc.	15,000	276,756
PerkinElmer, Inc.	4,181	360,988
QIAGEN N.V. (a)	7,742	294,815
Quidel Corp. (a)	4,450	246,085
STERIS PLC	3,266	436,599
Techno Medica Co. Ltd.	9,000	175,573
		$2,483,982
Natural Gas - Pipeline – 0.2%
EQM Midstream Partners LP	1,916	$82,580
Network & Telecom – 0.7%
Interxion Holding N.V. (a)	3,643	$268,525
Oil Services – 0.5%
Core Laboratories N.V.	4,688	$223,336
Other Banks & Diversified Financials – 2.6%
AEON Thana Sinsap Public Co. Ltd.	26,800	$174,447
First Republic Bank	1,929	187,151
Texas Capital Bancshares, Inc. (a)	2,642	151,387
Wintrust Financial Corp.	4,854	328,810
Zions Bancorp NA	5,197	223,835
		$1,065,630
Railroad & Shipping – 1.0%
DFDS A/S	4,984	$188,852
DP World Ltd.	9,770	166,540
StealthGas, Inc. (a)	19,929	68,157
		$423,549
Real Estate – 7.2%
Atrium European Real Estate Ltd.	40,606	$150,152
Big Yellow Group PLC, REIT	17,232	221,375
Concentradora Fibra Danhos S.A. de C.V., REIT	97,815	119,731
Industrial Logistics Properties Trust, REIT	15,094	284,673
LEG Immobilien AG	1,757	209,827
Medical Properties Trust, Inc., REIT	13,850	246,253
Multiplan Empreendimentos Imobiliarios S.A.	27,840	176,237
National Storage, REIT	184,476	213,712
Prologis Property Mexico S.A. de C.V., REIT	114,371	223,796
STAG Industrial, Inc., REIT	13,051	380,828
STORE Capital Corp., REIT	13,373	457,624
Unite Group PLC, REIT	24,951	298,750
		$2,982,958
Restaurants – 1.4%
Performance Food Group Co. (a)	15,169	$596,900
Special Products & Services – 0.6%
Boyd Group Income Fund, IEU	1,903	$232,271
Specialty Chemicals – 6.7%
Axalta Coating Systems Ltd. (a)	14,764	$347,102
Borregaard ASA	26,224	284,662
Croda International PLC	5,949	381,802

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – continued
Ferro Corp. (a)	19,894	$269,365
Filtrona PLC	44,110	225,741
IMCD Group NV	2,186	177,727
Symrise AG	5,639	528,285
Taisei Lamick Co. Ltd.	10,700	278,797
Univar, Inc. (a)	13,373	267,594
		$2,761,075
Specialty Stores – 2.8%
Dufry AG	1,874	$153,340
Just Eat PLC (a)	37,871	287,316
Takeaway.Com Holding B.V. (a)	4,052	357,571
Tractor Supply Co.	3,562	358,978
		$1,157,205
Trucking – 1.4%
SG Holdings Co. Ltd.	12,500	$338,753
Yamato Holdings Co. Ltd.	11,400	230,175
		$568,928
Total Common Stocks		$40,670,183
Preferred Stocks – 0.6%
Specialty Chemicals – 0.6%
Fuchs Petrolub SE	6,513	$253,933
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 2.46% (v)	543,471	$543,470

Other Assets, Less Liabilities – 0.1%		49,933
Net Assets – 100.0%		$41,517,519
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $543,470 and $40,924,116, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
IEU	International Equity Unit
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$18,959,586	$—	$—	$18,959,586
Japan	715,512	4,602,370	—	5,317,882
United Kingdom	2,513,191	1,909,614	—	4,422,805
Germany	2,054,567	253,933	—	2,308,500
Netherlands	418,677	760,505	—	1,179,182
India	604,023	341,624	—	945,647
Ireland	678,549	140,866	—	819,415
France	479,935	307,150	—	787,085
Brazil	772,309	—	—	772,309
Other Countries	3,636,533	1,775,172	—	5,411,705
Mutual Funds	543,470	—	—	543,470
Total	$31,376,352	$10,091,234	$—	$41,467,586
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$980,690	$15,517,413	$15,954,671	$214	$(176)	$543,470
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$14,125	$—

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2019, are as follows:
United States	47.1%
Japan	12.8%
United Kingdom	10.7%
Germany	5.6%
Netherlands	2.8%
India	2.3%
Ireland	2.0%
France	1.9%
Brazil	1.9%
Other Countries	12.9%